UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   237 Park Avenue
           --------------------------------------------------
           Suite 801
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  28-10720
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein          New York, New York           7/30/04
       -------------------------    ---------------------------     -------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                          0
                                                -----------
Form 13F Information Table Entry Total:
                                                         32
                                                -----------
Form 13F Information Table Value Total:
                                                   $247,391
                                                -----------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


No.              Form 13F File Number                   Name


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                                                  Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
AMERICAN HOME MORTGAGE                COM     02660R107     8,388    323,500   SH        SOLE             323,500
------------------------------------------------------------------------------------------------------------------------------------
ANWORTH MORTGAGE ASSET CORP           COM     037347101     6,466    544,300   SH        SOLE             544,300
------------------------------------------------------------------------------------------------------------------------------------
BANCORP BK                            COM     05969F104     2,382    134,500   SH        SOLE             134,500
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                       COM     060505104    17,354    205,078   SH        SOLE             205,078
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE                              COM     06423A103     8,160    160,000   SH        SOLE             160,000
------------------------------------------------------------------------------------------------------------------------------------
CENTURY BANCORP INC-CL A        CL A NON VTG  156432106     9,107    276,800   SH        SOLE             276,800
------------------------------------------------------------------------------------------------------------------------------------
CITYGROUP INC                         COM     172967101    14,464    311,050   SH        SOLE              311,050
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CAPITAL BANCORP INC        COM     20162L105       174     10,000   SH        SOLE               10,000
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                          COM NEW  208464883     5,972    300,100   SH        SOLE              300,100
------------------------------------------------------------------------------------------------------------------------------------
COUNTYWIDE FINANCIAL CORP             COM     222372104    13,704    195,077   SH        SOLE              195,077
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATIONAL FINANCIAL           COM     316326107     7,580    203,000   SH        SOLE              203,000
------------------------------------------------------------------------------------------------------------------------------------
FIRST FED BANCSHARES INC DEL          COM     32021B103     1,435     53,025   SH        SOLE               53,025
------------------------------------------------------------------------------------------------------------------------------------
FIRST MUTUAL BANCSHARES INC           COM     32190E102    10,994    435,406   SH        SOLE              435,406
------------------------------------------------------------------------------------------------------------------------------------
FIRST NIAGARA FINL GP INC             COM     33582V108     3,573    297,740   SH        SOLE              297,740
------------------------------------------------------------------------------------------------------------------------------------
GREENPOINT FINL CORP                  COM     395384100    11,910    300,000   SH        SOLE              300,000
------------------------------------------------------------------------------------------------------------------------------------
HUNTINGTON BANCSHARES INC             COM     446150104       862     37,500   SH        SOLE               37,500
------------------------------------------------------------------------------------------------------------------------------------
IMPAC MTG HLDGS INC                   COM     45254P102     7,038    312,500   SH        SOLE              312,500
------------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                           COM     493267108     7,342    245,650   SH        SOLE              245,650
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP                    COM     635405103    13,241    378,200   SH        SOLE              378,200
------------------------------------------------------------------------------------------------------------------------------------
NEW CENTURY FINANCIAL CORP            COM     64352D101     3,746     80,000   SH        SOLE               80,000
------------------------------------------------------------------------------------------------------------------------------------
PENN-AMER GP INC                      COM     707247102     4,109    293,500   SH        SOLE              293,500
------------------------------------------------------------------------------------------------------------------------------------
PMI GP INC                            COM     69344M101     5,714    131,300   SH        SOLE              131,300
------------------------------------------------------------------------------------------------------------------------------------
PROVIDENT FINL HLDGS INC              COM     743868101     5,121    216,525   SH        SOLE              216,525
------------------------------------------------------------------------------------------------------------------------------------
RAIT INVT TR                          COM     749227104     3,081    125,000   SH        SOLE              125,000
------------------------------------------------------------------------------------------------------------------------------------
REGIONS FINL CORP                     COM     758940100    12,449    340,600   SH        SOLE              340,600
------------------------------------------------------------------------------------------------------------------------------------
SAXON CAP INC                         COM     80556P302     4,908    215,000   SH        SOLE              215,000
------------------------------------------------------------------------------------------------------------------------------------
SCOTTISH ANNUITY & LIFE               ORD     G7885T104    13,283    571,300   SH        SOLE              571,300
------------------------------------------------------------------------------------------------------------------------------------
TIB FINL CORP                         COM     872449103     5,443    269,200   SH        SOLE              269,200
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP-DEL                        COM NEW 902973304    10,770    390,800   SH        SOLE              390,800
------------------------------------------------------------------------------------------------------------------------------------
UMB FINL CORP                         COM     902788108     8,084    156,600   SH        SOLE              156,600
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UNIONBANCAL CORP                      COM     908906100    15,211    269,700   SH        SOLE              269,700
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WILLIS LEASE FINANCE CORP             COM     970646105     5,326    644,800   SH        SOLE              644,800
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